BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details Narrative) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Borrowings	€ 1,609		€ 3,365
Warrants			6,435,000
Warrant prices per	€ 1.02		€ 0.60
Warrant liabilities	€ 5,600		€ 3,700
Changes in fair value	€ 1,884	€ 5,754
Finance cost			€ 3,310